SCHEDULE OF INTANGIBLE ASSETS (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
IfrsStatementLineItems [Line Items]
At March 31, 2025
At March 31, 2026	6,629,865
Cost amount [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Arising on acquisition of subsidiaries	7,040,000
At March 31, 2026	7,040,000
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Arising on acquisition of subsidiaries	(410,135)
At March 31, 2026	(410,135)
Carrying amounts [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Arising on acquisition of subsidiaries
At March 31, 2026	6,629,865
Technology-based intangible assets [member] | Cost amount [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Arising on acquisition of subsidiaries	4,530,000
At March 31, 2026	4,530,000
Technology-based intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Arising on acquisition of subsidiaries	(331,413)
At March 31, 2026	(331,413)
Technology-based intangible assets [member] | Carrying amounts [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Arising on acquisition of subsidiaries
At March 31, 2026	4,198,587
Brand names [member] | Cost amount [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Arising on acquisition of subsidiaries	1,800,000
At March 31, 2026	1,800,000
Brand names [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Arising on acquisition of subsidiaries	(37,973)
At March 31, 2026	(37,973)
Brand names [member] | Carrying amounts [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Arising on acquisition of subsidiaries
At March 31, 2026	1,762,027
Customer-related intangible assets [member] | Cost amount [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Arising on acquisition of subsidiaries	710,000
At March 31, 2026	710,000
Customer-related intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Arising on acquisition of subsidiaries	(40,749)
At March 31, 2026	(40,749)
Customer-related intangible assets [member] | Carrying amounts [member]
IfrsStatementLineItems [Line Items]
At March 31, 2025
Arising on acquisition of subsidiaries
At March 31, 2026	$ 669,251